Trade Accounts Receivable	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Trade Accounts Receivable
10)	TRADE ACCOUNTS RECEIVABLE
As of December 31, 2025 and 2024, consolidated trade accounts receivable consisted of:

		2025	2024
Trade accounts receivable	$	1,854	1,659
Allowances for expected credit losses		(84)	(77)
	$	1,770	1,582
As of December 31, 2025 and 2024, trade accounts receivable include $799 and $755, respectively, related to receivables sold in several countries under securitization and factoring programs with recourse. Cemex retains control and the majority of risks and rewards for these trade accounts receivable. As a result, the receivables sold were not derecognized from the statement of financial position. The funded amounts to Cemex, $681 as of December 31, 2025 and $658 as of December 2024, are recognized in “Other financial obligations” (note 18.2).

As of December 31, 2025, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

		Accounts receivable	ECL allowance	ECL average rate
Mexico	$	404	29	7.2%
United States		540	11	2.0%
Europe		496	19	3.8%
Middle East and Africa		338	19	5.6%
SCA&C and others		76	6	7.9%
	$	1,854	84